SCHEDULE OF STOCK OPTION ACTIVITY (Details) - $ / shares	12 Months Ended
	May 31, 2023	May 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted Average Exercise Price Per Share, Granted	$ 6.18	$ 5.83
Share-Based Payment Arrangement, Option [Member] | Stock Option Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares, Outstanding, Balance	189,450	169,200
Weighted Average Exercise Price per Share, Balance	$ 4.16	$ 3.94
Number of shares, Granted	372,000	25,500
Weighted Average Exercise Price Per Share, Granted	$ 7.01	$ 7.01
Number of shares, exercised
Weighted Average Exercise Price Per Share, Exercised
Number of shares, expired or forfeited	(4,000)	(5,250)
Weighted Average Exercise Price Per Share, Forfeited or Expired	$ 7.01	$ 7.01
Number of Shares, Outstanding, Balance	557,450	189,450
Weighted Average Exercise Price Per Share, Balance	$ 6.04	$ 4.16
Weighted Average Remaining Life, Outstanding	7 years 8 months 12 days
Number of Shares, Exercisable	217,700
Weighted Average Exercise Price Per Share, Exercisable	$ 4.53
Weighted Average Remaining Life, Exercisable	5 years 4 months 24 days